Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
License	$ 101,895	$ 59,807	$ 89,883	$ 44,414	$ 24,223
Maintenance and services	49,086	26,120	37,850	17,946	9,938
Total revenues	150,981	85,927	127,733	62,360	34,161
Cost of revenues
License	523	170	305	213	67
Maintenance and services	11,951	6,809	10,057	2,800	1,271
Total cost of revenues	12,474	6,979	10,362	3,013	1,338
Gross profit	138,507	78,948	117,371	59,347	32,823
Operating expenses
Sales and marketing	83,426	39,125	62,333	30,363	16,440
Research and development	42,514	22,706	33,065	18,387	9,734
General and administrative	18,064	10,533	17,715	6,679	3,809
Total operating expenses	144,004	72,364	113,113	55,429	29,983
Operating income (loss)	(5,497)	6,584	4,258	3,918	2,840
Other income (expense), net	(350)	(49)	(54)	(16)	0
Income (loss) before income tax expense (benefit)	(5,847)	6,535	4,204	3,902	2,840
Income tax expense (benefit)	(1,678)	4,052	2,777	523	102
Net income (loss)	$ (4,169)	$ 2,483	$ 1,427	$ 3,379	$ 2,738
Income (loss) per share attributable to common stockholders:
Basic (per share)	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03
Diluted (per share)	$ (0.09)	$ 0.03	$ 0.00	$ 0.04	$ 0.03
Weighted average shares used to compute net income (loss) per share attributable to common stockholders:
Basic (in shares)	47,093	33,676	33,744	33,008	32,163
Diluted (in shares)	47,093	39,597	39,652	39,431	37,833